Consolidated statements of income (loss) and comprehensive income (loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statements of income (loss) and comprehensive income (loss)
Net revenue	R$ 572,837	R$ 380,981	R$ 244,382
Cost of sales	(117,258)	(80,745)	(58,517)
Gross profit	455,579	300,236	185,865
Selling expenses	(199,780)	(113,270)	(65,314)
General and administrative expenses	(191,438)	(129,754)	(48,931)
Other income (expenses), net	(6,287)	4,856	3,299
Operating profit	58,074	62,068	74,919
Finance income	72,047	36,618	12,531
Finance costs	(170,855)	(198,795)	(20,389)
Finance result	(98,808)	(162,177)	(7,858)
Share of loss of equity-accounted investees	(1,800)	(792)	(705)
Profit (loss) before income taxes	(42,534)	(100,901)	66,356
Income taxes - income (expense)
Current	(46,850)	(26,553)	(31,010)
Deferred	79,953	44,538	8,294
Income taxes benefit (expense)	33,103	17,985	(22,716)
Profit (loss) for the year	(9,431)	(82,916)	43,640
Other comprehensive income for the year	0	0	0
Total comprehensive income (loss) for the year	(9,431)	(82,916)	43,640
Profit (loss) attributable to Equity holders of the parent	(9,431)	(82,380)	44,255
Profit (loss) attributable to Non-controlling interests		(536)	(615)
Class A common shares
Income taxes - income (expense)
Profit (loss) attributable to Equity holders of the parent	R$ (4,379)	R$ (37,047)	R$ 19,902
Basic earnings per share - in Brazilian reais per share	R$ (0.18)	R$ (1.64)	R$ 0.88
Diluted earnings per share - in Brazilian reais per share	R$ (0.18)	R$ (1.64)	R$ 0.85
Class B common shares
Income taxes - income (expense)
Profit (loss) attributable to Equity holders of the parent	R$ (5,052)	R$ (45,333)	R$ 24,353
Basic earnings per share - in Brazilian reais per share	R$ (0.18)	R$ (1.64)	R$ 0.88
Diluted earnings per share - in Brazilian reais per share	R$ (0.18)	R$ (1.64)	R$ 0.85